Institutional Class Z [Member] Fees and Expenses - Institutional Z - Harding Loevner Institutional Emerging Markets Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Portfolio Fees and Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(Fees Paid Directly from Your Investment)
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses(Expenses that You Pay Each Year as a Percentage of the Value of YourInvestment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%